Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The Company’s ability to complete an initial Business Combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial Business Combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine and the Middle East. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial Business Combination.

Registration Rights Agreement

The holders of the (i) Founder Shares, (ii) Private Placement Warrants and (iii) warrants that may be issued upon conversion of Working Capital Loans (and in each case holders of their underlying securities, as applicable) have registration rights to require the Company to register for resale any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the initial Business Combination pursuant to a registration rights agreement, dated June 17, 2024, which the Company entered into with the Sponsor and the other signatories thereto. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. Notwithstanding anything to the contrary, the Representatives may only make a demand on one occasion and only during the five-year period beginning on the effective date of the IPO Registration Statement. In addition, the Representatives may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the IPO Registration Statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 2,250,000 Option Units to cover over-allotments, if any. On June 20, 2024, simultaneously with the closing of the Initial Public Offering, the Underwriters partially exercised the Over-Allotment Option to purchase an additional 1,000,000 Option Units, with 45 days to purchase the remaining 1,250,000 Option Units. On August 4, 2024, the remaining Over-Allotment Option expired worthless.

The Underwriters were paid a cash underwriting discount of $0.20 per Unit (excluding any Units sold pursuant to the Over-Allotment Option), or $3,000,000 in the aggregate, which was paid upon the closing of the Initial Public Offering. In addition, the Underwriters are entitled to a deferred fee of $0.40 per Unit other than Option Units, and $0.60 per Option Unit, or $6,600,000 in the aggregate (the “Deferred Fee”). The Deferred Fee is payable to the Underwriters from the amounts held in the Trust Account solely on amounts remaining in the Trust Account following all properly submitted shareholder redemptions in connection with the consummation of the initial Business Combination, subject to the terms of the Underwriting Agreement. In connection with redemptions by holders of Public Shares in association with the June 2026 Meeting, $131,489,166 was removed from the Trust Account and the related Deferred Fee was reduced by $4,885,024. At June 30, 2026 and December 31, 2025, the Company reported $1,714,976 and $6,600,000 on the accompanying condensed consolidated balance sheets as the Deferred Fee.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The Company’s ability to complete an initial Business Combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial Business Combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine and the Middle East. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial Business Combination.

Registration Rights Agreement

The holders of the (i) Founder Shares, (ii) Private Placement Warrants and (iii) warrants that may be issued upon conversion of Working Capital Loans (and in each case holders of their underlying securities, as applicable) have registration rights to require the Company to register for resale any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the initial Business Combination pursuant to a registration rights agreement, dated June 17, 2024, which the Company entered into with the Sponsor and the other signatories thereto. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. Notwithstanding anything to the contrary, the Representatives may only make a demand on one occasion and only during the five-year period beginning on the effective date of the IPO Registration Statement. In addition, the Representatives may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the IPO Registration Statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 2,250,000 Option Units to cover over-allotments, if any. On June 20, 2024, simultaneously with the closing of the Initial Public Offering, the Underwriters partially exercised the Over-Allotment Option to purchase an additional 1,000,000 Option Units, with 45 days to purchase the remaining 1,250,000 Option Units. On August 4, 2024, the remaining Over-Allotment Option expired worthless.

The Underwriters were paid a cash underwriting discount of $0.20 per Unit, or $3,000,000 in the aggregate, which was paid upon the closing of the Initial Public Offering. In addition, the Underwriters are entitled to a deferred fee of $0.40 per Unit other than Option Units, and $0.60 per Option Unit, or $6,600,000 in the aggregate (the “Deferred Fee”). The Deferred Fee is payable to the Underwriters from the amounts held in the Trust Account solely on amounts remaining in the Trust Account following all properly submitted shareholder redemption in connection with the consummation of the initial Business Combination, subject to the terms of the Underwriting Agreement, dated June 17, 2024, by and between the Company and the Representatives.